Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 55,871	$ 72,565
Operating lease liability, current	22,823	22,731
Operating lease liability, non-current	33,922	49,974
Total operating lease liabilities	$ 56,745	$ 72,705
Operating leases (in years)	1 year 9 months 29 days	2 years 9 months 29 days
Operating leases	9.40%	9.40%